Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Jan. 26, 2018	Jan. 27, 2017	Jan. 22, 2016	Jan. 23, 2015	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized						100,000,000	100,000,000
Common stock, par value per share						$ 0.00001	$ 0.00001
Stock-based compensation expense						$ 6,322	$ 3,341	$ 1,488
Reduction in income tax expense related to stock based compensation						1,000	800
Cash received from the exercise of stock options						$ 2,900	$ 385
Exercise of stock options						1,185,745	132,900	0
Expired of stock options						62,871	10,000	86,000
Tax benefit recognized from stock option exercises						$ 1,000	$ 800
Ex Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Severance costs					$ 1,400
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years
Performance Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						107,309	176,632	475,409
Percentage of target to be achieved to be eligible to receive performance awards						108.50%	96.50%	135.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						600,206	410,694	917,283
Fair value, per unit		$ 15.50	$ 10.77
Unrecognized compensation expense						$ 11,100	$ 2,500
Recognition period of unrecognized compensation cost						11 months 1 day	1 year 4 months 28 days
Weighted average remaining life						11 months 1 day	1 year 4 months 28 days	2 years 1 month 13 days
Aggregate fair value						$ 19,350	$ 6,330	$ 3,400
Restricted Stock Units (RSUs) | Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)		298,761	367,519	685,606
Fair value, per unit				$ 4.03
Restricted Stock Units (RSUs) | Executive Officer | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	353,897
Fair value, per unit	$ 32.52
Restricted Stock Units (RSUs) | Ex Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					$ 500
Vested					167,511
Restricted Stock Units (RSUs) | Non Employee Board
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)		46,282	34,920	89,900
Fair value, per unit				$ 4.03
Restricted Stock Units (RSUs) | Key Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						246,755
Restricted Stock Units (RSUs) | Plan 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)							14,661	9,171
Performance Awards Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						100,833
Percentage of target to be achieved to be eligible to receive performance awards						100.00%
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost for unvested restricted stock						$ 100
Weighted average remaining life						4 months 24 days
Aggregate fair value						$ 100
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance period						1 year
Minimum | Plan 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range as a percent of award target						0.00%
Minimum | Performance Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						1 year
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance period						2 years
Maximum | Plan 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range as a percent of award target						200.00%
Maximum | Performance Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						2 years